Revenue from contracts with customers - Revenue derived from entities accounting for more than 10% of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue from contracts with customers
Revenue from contracts with customers.	£ 509,041	£ 627,122	£ 589,758
Customer A
Revenue from contracts with customers
Revenue from contracts with customers.	118,069	150,959	155,932
Customer B
Revenue from contracts with customers
Revenue from contracts with customers.	77,852	78,813	£ 79,015
Customer C
Revenue from contracts with customers
Revenue from contracts with customers.	£ 52,269
Customer D
Revenue from contracts with customers
Revenue from contracts with customers.		£ 83,138